Stock Options (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended
	Jul. 05, 2019	Oct. 09, 2019	Sep. 16, 2019	Nov. 30, 2020	Nov. 30, 2019	Jul. 02, 2020	Aug. 31, 2020	Aug. 31, 2019
Closing stock price				$ 7.65			$ 3.66
Aggregate intrinsic value of options, description							4,075,900 outstanding options have an exercise price below $3.66 per share
Aggregate intrinsic value of options				$ 25,886,685			$ 3,030,518
Aggregate intrinsic value of vested options							1,526,908
Share based compensation expenses not yet recognized				$ 5,297,826			$ 7,116,483
Share based compensation recognition period				3 years 9 months			4 years
Vesting term				6 years 3 months 19 days			6 years 6 months 14 days
Option outstanding				6,386,567
Option exercise price				$ 7.65
Aggregate intrinsic value of options vested				$ 14,070,872
Stock Option [Member]
Aggregate intrinsic value of options				$ 27,557,385			$ 3,030,518
Share based compensation							$ 58,367
Forfeitures				37,500			130,600	20,000
Stock options exercise price				$ 3.54			$ 3.54	$ 4.87
Stock Option [Member] | Director [Member]
Stock options granted				50,000
Stock options exercise price				$ 3.42
Option grant term				6 years
Stock Option [Member] | Employee [Member]
Stock options granted					153,000
Stock options exercise price					$ 2.32
Option grant term					10 years
Director and CEO [Member]
Stock options grant							2,500,000
Options granted, description							Options granted with an exercise price of $3.66 as to 1,000,000 options, $6.00 as to 800,000 options and $8.00 as to 700,000 options
Vesting rate description							500,000 on the date of grant, 800,000 on the six month anniversary, 700,000 on the one-year anniversary and 500,000 on the eighteen month anniversary
Vesting term							3 years
Jatinder S. Bhogal [Member]
Stock options grant						2,500,000
Stock options exercise price						$ 2.60
Vesting rate description						vesting as to 1,250,000 options and July 1, 2021 as to 1,250,000 options
Vesting term						6 years
Employee [Member]
Stock options grant		153,000
Stock options exercise price		$ 2.32
Vesting rate description		1/36th per month
Vesting term		10 years
Consultant [Member]
Stock options grant			5,000
Stock options exercise price			$ 3.54
Vesting rate description			1/20th per quarter
Vesting term			6 years
Directors and Employees [Member]
Stock options granted	498,000
Stock options exercise price	$ 3.54
Vesting rate description	1/20th per quarter
Vesting term	6 years
Director [Member]
Stock options granted	1,008,000
Stock options exercise price	$ 3.54
Vesting term	10 years
2006 Incentive Stock Option Plan [Member]
Stock options grant				15,000,000			15,000,000
Stock options available for grant, shares							6,036,685
Net shares issued pursuant to exercises of vested options (due to the cashless exercise feature)							629,677
Stock options exercised, total							1,305,001
Maturity date				Nov. 30, 2020			Feb. 07, 2021